OTHER OPERATING INCOME (EXPENSES) - Sale of assets (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
OTHER OPERATING INCOME (EXPENSES)
Tax credits arising from final court proceeding in favor of the Company and its subsidiary	R$ 396,723	R$ 1,660,295
Reversal of part of the remaining arising from the agreement in relation to the Post-Closing Adjustment			R$ 244,229
Net gain from negotiations with TowerCo			R$ 260,198